GOODWILL (Tables)	12 Months Ended
Jun. 30, 2015
Carrying Amount of Goodwill

Changes in the carrying amount of goodwill were as follows:

(In millions)	June 30, 2013	Acquisitions	Other	June 30, 2014	Acquisitions	Other	June 30, 2015

Productivity and Business Processes	$6,057	$56	$3	$6,116	$376	$(183)	$6,309
Intelligent Cloud	4,580	51	0	4,631	291	(5)	4,917
More Personal Computing	4,018	5,458	(96)	9,380	1,788	(5,455)	5,713

Total goodwill	$14,655	$5,565	$(93)	$20,127	$2,455	$(5,643)	$16,939

(a)	Goodwill acquired during fiscal year 2014 related to the acquisition of NDS. See Note 9 – Business Combinations for additional details.